RECEIVABLES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
RECEIVABLES
7.	RECEIVABLES

	December 31, 2013	December 31, 2012
Product sales trade receivables	45.8	24.8
Other trade receivables	9.0	5.8
Value added tax	19.1	13.7
Payroll debtors	5.3	6.2
Prepayments	11.3	9.0
Other	3.8	5.7

	94.3	65.2

Refer to note 12 for further details relating to assets pledged as security under the R4.5 billion Facilities.